Property and Equipment	12 Months Ended
Dec. 31, 2017
Property and Equipment
Property and Equipment

15.   Property and Equipment:

(a)   As of December 31, 2016 and 2017, this account and its changes are detailed as follows:

	Land and Buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
(a.1) Cost

Balance as of January 1, 2016	292,166	167,874	47,960	508,000
Additions	10,174	14,105	3,540	27,819
Disposals/write-downs	(138)	(1,653)	(1,070)	(2,861)
Transfers	—	—	—	—
Accumulated depreciation (see (a.2))	(134,900)	(139,277)	(39,654)	(313,831)
Impairment loss (*) (***)	(15)	(4)	(26)	(45)
Reclassifications	—	—	—	—

Balance as of December 31, 2016	167,287	41,045	10,750	219,082

Balance as of January 1, 2017	302,187	180,322	50,404	532,913
Additions	10,606	8,898	3,720	23,224
Disposals/write-downs	(1,365)	(4,851)	(1,569)	(7,785)
Transfers	—	—	—	—
Accumulated depreciation (see (a.2))	(142,768)	(148,006)	(41,316)	(332,090)
Impairment loss (*) (***)	—	—	(3)	(3)
Reclassifications	—	—	—	—

Balance as of December 31, 2017	168,660	36,363	11,236	216,259

(a.2) Accumulated Depreciation

Balance as of January 1, 2016	(126,568)	(127,644)	(38,117)	(292,329)
Transfers	—	(18)	18	—
Depreciation charges in the period (*) (**)	(8,470)	(13,268)	(2,588)	(24,326)
Sales and disposals in the period	138	1,653	1,033	2,824
Reclassifications	—	—	—	—

Accumulated Depreciation as of December 31, 2016	(134,900)	(139,277)	(39,654)	(313,831)

Transfers	—	—	—	—
Depreciation charges in the period (*) (**)	(9,040)	(13,723)	(3,045)	(25,808)
Sales and disposals in the period	1,172	4,851	1,526	7,549
Reclassifications	—	143	(143)	—

Accumulated Depreciation as of December 31, 2017	(142,768)	(148,006)	(41,316)	(332,090)

(*)     See Note No. 36 about Depreciation, Amortization and Impairment

(**)   It does not include depreciation for the year for Investment Properties, which it registered under the item “Investment Properties” for an amount of Ch$368 million (Ch$368 million in 2016)

(***) It does not include charge-off provisions for Property and Equipment for an amount of Ch$163 million (Ch$229 million in 2016)

(b)   As of December 31, 2016 and 2017 the Bank has operating lease agreements, in which it acts as lessee, that cannot be terminated unilaterally; Information on the future payments is detailed as follows:

	Lease Contracts
	Expenses for the year	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Year 2017	33,017	2,764	5,522	23,462	45,891	33,789	34,401	145,829
Year 2016	34,490	2,750	5,458	22,841	51,242	36,213	46,902	165,406

As these lease agreements are operating leases under IAS 17 the leased assets are not presented in the Bank’s statement of financial position.

The Bank has entered into commercial leases of real estate. These leases have an average life of 5 years. There are no restrictions placed upon the lessee by entering into the lease.

(c)   As of December 31, 2016 and 2017, the Bank does not have any finance lease agreements as lessee and, therefore, there are no property and equipment balances to be reported from such transactions as of December 31, 2016 and 2017.

(d)   As of December 31, 2016 and 2017 the gross amount of fully depreciated assets (mainly equipment and facilities) corresponds to Ch$215,356 million and Ch$225,641 million, respectively.